PRINCIPAL ACCOUNTING POLICIES - New accounting standard adopted by the company (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Accounts receivable, net	¥ 6,397	$ 903		¥ 44,605		¥ 51,610
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB256,639, RMB763,122 and RMB2,190,575 as of December 31, 2018 and 2019, and March 31, 2020, respectively	404,174	57,080		1,580,464		553,688
Advance to sellers, net	132,526	18,716		288,550		692,714
Other receivables, net of provision for credit losses of RMB6,457, RMB6,119 and RMB51,666 as of December 31, 2018 and 2019, and March 31, 2020, respectively	287,753	40,639		440,056		707,404
Financial lease receivables, net of provision for credit losses of RMB6,890, RMB23,157 and RMB27,250 as of December 31, 2018 and 2019, and March 31, 2020, respectively	15,048	2,125		121,820		294,511
Total assets	2,647,331	373,876		5,383,096	¥ 7,099,293	7,349,390
Guarantee liabilities	910,949	128,651		388,307		146,427
Total liabilities	4,991,978	705,003		4,917,976		4,977,747
Shareholders' equity
Accumulated deficit	(15,488,827)	(2,187,440)		(12,669,165)		(10,680,489)
Total liabilities and shareholders' equity	2,647,331	$ 373,876		¥ 5,383,096		¥ 7,349,390
Restatement Adjustment
Current assets
Accounts receivable, net			¥ (16,348)
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB256,639, RMB763,122 and RMB2,190,575 as of December 31, 2018 and 2019, and March 31, 2020, respectively			(172,843)
Advance to sellers, net			(31,577)
Other receivables, net of provision for credit losses of RMB6,457, RMB6,119 and RMB51,666 as of December 31, 2018 and 2019, and March 31, 2020, respectively			(8,434)
Financial lease receivables, net of provision for credit losses of RMB6,890, RMB23,157 and RMB27,250 as of December 31, 2018 and 2019, and March 31, 2020, respectively			(839)
Total assets			(230,041)
Guarantee liabilities			88,995
Total liabilities			88,995
Shareholders' equity
Accumulated deficit			(319,036)
Total liabilities and shareholders' equity			(230,041)
ASU 2016-13
Current assets
Accounts receivable, net			28,257
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB256,639, RMB763,122 and RMB2,190,575 as of December 31, 2018 and 2019, and March 31, 2020, respectively			1,407,621
Advance to sellers, net			256,973
Other receivables, net of provision for credit losses of RMB6,457, RMB6,119 and RMB51,666 as of December 31, 2018 and 2019, and March 31, 2020, respectively			431,622
Financial lease receivables, net of provision for credit losses of RMB6,890, RMB23,157 and RMB27,250 as of December 31, 2018 and 2019, and March 31, 2020, respectively			120,981
Total assets			5,153,055
Guarantee liabilities			477,302
Total liabilities			5,006,971
Shareholders' equity
Accumulated deficit			(12,988,201)
Total liabilities and shareholders' equity			¥ 5,153,055
ASU 2016-13 | Restatement Adjustment
Current assets
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB256,639, RMB763,122 and RMB2,190,575 as of December 31, 2018 and 2019, and March 31, 2020, respectively	¥ (172,843)